UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2007
                                                --------------

Check here if Amendment [  ]; Amendment Number:  _________

This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joseph Stilwell
          ---------------
          26 Broadway
          -----------
          23rd Floor
          ----------
Address:  New York, NY 10004
          ------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Stilwell
          ---------------
Title:
Phone:     212-269-5800
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Signature, Place, and Date of Signing:

/s/ Joseph Stilwell         New York, NY       April 30, 2007
----------------------     --------------      --------------
    [Signature]            [City, State]           [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 32

Form 13F Information Table Value Total:     $116,085,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number     Name
        -----------------------     ----
1                                   Stilwell  Value  LLC
-                                   --------------------


---------------------------
(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion.

Column 1                      Column 2  Column 3  Column 4            Column 5             Column 6  Column 7      Column 8
----------------------------  --------  --------- --------  ----------------------------   --------  --------   ----------------
                              Title                         Shares / Prn  Sh /   Put /     Invsymt   Other      Voting Authority
                              --------                      ------------  ------ -------   --------  --------   ----------------
Name of Issuer                of Class  Cusip      Value      Amt         Prn    Call      Dscretn   Managers   Sole   Shared  None
----------------------------  --------  --------- --------  ------------  ------ -------   --------  --------   -------------------
Abington Community Bancorp    COM       00350R106      497    25,000  SH                   Defined              25,000
Alaska Pacific Bancshares     COM       011757101      198     8,000  SH                   Defined               8,000
American Physicians Capital   COM       028884104   36,298   905,650  SH                   Defined      1      905,650
                              COM       028884104    3,006    75,000  SH                   Defined              75,000
Atlantic Coast Federal        COM       048425102      332    17,393  SH                   Defined              17,393
Bank Mutual                   COM       063750103      227    20,000  SH                   Defined              20,000
Ben Franklin Bancorp          COM       082073107      219    15,000  SH                   Defined              15,000
Camco Financial               COM       132618109      163    12,700  SH                   Defined      1       12,700
Chicopee Bancorp              COM       168565109      300    20,000  SH                   Defined              20,000
Clifton Savings Bank          COM       18712Q103      125    10,480  SH                   Defined              10,480
Eastern Insurance Holdings    COM       276534104    1,498   100,000  SH                   Defined             100,000
First Pactrust Bancorp        COM       33589V101      259    10,000  SH                   Defined              10,000
Fox Chase Bancorp             COM       35137P106      202    15,000  SH                   Defined              15,000
FPIC Insurance Group          COM       302563101    2,680    60,000  SH                   Defined      1       60,000
Hampden Bancorp               COM       40867E107      240    20,000  SH                   Defined              20,000
Lincoln Bancorp               COM       532879103      175     9,000  SH                   Defined               9,000
Milennium Bancshares          COM       60037B106      752    73,500  SH                   Defined      1       73,500
MutualFirst Financial         COM       62845B104      196    10,000  SH                   Defined              10,000
Naugatuck Valley Financial    COM       639067107      172    13,975  SH                   Defined              13,975
Newport Bancorp               COM       651754103      206    15,000  SH                   Defined              15,000
North Penn Bancorp            COM       661454108      146    10,000  SH                   Defined              10,000
Northeast Community Bancorp   COM       664112109      121    10,000  SH                   Defined              10,000
Northwest Bancorp             COM       667328108    1,032    38,091  SH                   Defined              38,091
Osage Bancshares              COM       68764U106      947   100,000  SH                   Defined             100,000
Prudential Bancorp            COM       744319104   15,046 1,108,800  SH                   Defined      1    1,108,800
                                                       271    20,000                                            20,000
Roma Financial                COM       77581P109   28,908 1,865,000  SH                   Defined      1    1,865,000
                                                     1,550   100,000                                           100,000
SCPIE Holdings                COM       78402P104   19,488   858,500  SH                   Defined      1      858,500
Seabright Insurance Holdings  COM       811656107      184    10,000  SH                   Defined      1       10,000
United Financial Bancorp      COM       91030R103      297    20,000  SH                   Defined              20,000
Wayne Savings Bancshares      COM       94624Q101      350    25,000  SH                   Defined              25,000